Financial Instruments - Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Total accounts payable and accrued liabilities	$ 498.0	$ 308.0
Income tax payables	32.1	25.8
Provisions	474.0	303.2
Current liabilities	624.2	380.8
Current provisions	41.6	17.9
Long-term provisions	432.4	285.3
Closure and decommissioning
Disclosure of financial liabilities [abstract]
Provisions	447.1	296.2	$ 242.9
Current provisions	37.6	14.4
Long-term provisions	409.5	281.8
Liquidity risk
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	491.0	291.4
Severance liabilities	60.5	20.0
Payroll liabilities	4.9	2.8
Total accounts payable and accrued liabilities	556.4	314.2
Income tax payables	32.1	25.8
Other liabilities		1.8
Debt: Repayment of principal	703.7	193.7
Debt: Interest & Standby Fees	164.6	29.0
Provisions	26.9	6.9
Future payroll liabilities	21.3	11.2
Current liabilities	1,505.0	582.6
Liquidity risk | Within 1 year
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	491.0	291.4
Severance liabilities	2.1	13.9
Payroll liabilities	4.9	2.8
Total accounts payable and accrued liabilities	498.0	308.1
Income tax payables	32.1	25.8
Other liabilities		1.8
Debt: Repayment of principal	6.7	13.7
Debt: Interest & Standby Fees	29.1	11.2
Provisions	4.0	3.4
Future payroll liabilities	2.5	2.5
Current liabilities	572.4	366.5
Liquidity risk | 2 - 3 years
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0.0	0.0
Severance liabilities	17.2	1.0
Payroll liabilities	0.0	0.0
Total accounts payable and accrued liabilities	17.2	1.0
Income tax payables	0.0	0.0
Other liabilities		0.0
Debt: Repayment of principal	11.9	173.4
Debt: Interest & Standby Fees	57.6	17.7
Provisions	14.0	2.4
Future payroll liabilities	17.0	8.7
Current liabilities	117.7	203.2
Liquidity risk | 4- 5 years
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0.0	0.0
Severance liabilities	9.0	0.6
Payroll liabilities	0.0	0.0
Total accounts payable and accrued liabilities	9.0	0.6
Income tax payables	0.0	0.0
Other liabilities		0.0
Debt: Repayment of principal	275.3	6.6
Debt: Interest & Standby Fees	43.4	0.1
Provisions	1.2	0.0
Future payroll liabilities	0.0	0.0
Current liabilities	328.9	7.3
Liquidity risk | After 5 years
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0.0	0.0
Severance liabilities	32.2	4.5
Payroll liabilities	0.0	0.0
Total accounts payable and accrued liabilities	32.2	4.5
Income tax payables	0.0	0.0
Other liabilities		0.0
Debt: Repayment of principal	409.8	0.0
Debt: Interest & Standby Fees	34.5	0.0
Provisions	7.7	1.1
Future payroll liabilities	1.8	0.0
Current liabilities	$ 486.0	$ 5.6